Omnibus Incentive Compensation Plan (Tables)	6 Months Ended
Jun. 30, 2018
Omnibus Incentive Compensation Plan [Abstract]
Omnibus Incentive Compensation Plan

	Employee equity compensation		Non-Employee equity compensation
Unvested Units	Units	Grant-date fair value	Units	Award-date fair value
Unvested on January 1, 2018	170,002	$939	375,000	$2,598
Vested	-	-	-	-

Unvested on June 30, 2018	170,002	$939	375,000	$2,598